Cash and short-term deposits (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Borrowings
Short term deposits pledged as security	€ 500
Secured bank loan
Borrowings
Short term deposits pledged as security	1,500	€ 1,500
Existing Overdraft facility
Borrowings
Short term deposits pledged as security	2,500	2,500
Maximum borrowing capacity	2,500
Second Overdraft facility
Borrowings
Short term deposits pledged as security	1,000	€ 0
Maximum borrowing capacity	€ 500